Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Accounting Policies [Abstract]
Organization and Basis of Presentation

NOTE 1 -ORGANIZATION AND BASIS OF PRESENTATION

Cannabis Leaf, Inc. (the "Company") was incorporated in the State of Nevada on October 6, 2014, as Pacificorp Holdings, Ltd. The Company was organized to develop and explore mineral properties in the State of Nevada.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in United States (US) dollars. The Company has not produced any revenue from its principal business and is an exploration stage company. The Company has changed it business from a mining and exploration company and entered in to an exclusive license agreement with Affordable Green LLC of Tacoma WA. Additionally, the Company has changed its name as a result of a merger with the Company's wholly owned subsidiary Cannabis Leaf, Inc. as a result of this merger Pacificorp adopted the name of the subsidiary. There were no assets purchased or shares exchanged.

NOTE 1 -ORGANIZATION AND BASIS OF PRESENTATION

Cannabis Leaf, Inc. (the "Company") was incorporated in the State of Nevada on October 6, 2014, as Pacificorp Holdings, Ltd. The Company was organized to develop and explore mineral properties in the State of Nevada.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in United States (US) dollars. The Company has not produced any revenue from its principal business and is an exploration stage company. The Company has changed it business from a mining and exploration company and entered in to an exclusive license agreement with Affordable Green LLC of Tacoma WA. Additionally, the Company has changed its name as a result of a merger with the Company's wholly owned subsidiary Cannabis Leaf, Inc. as a result of this merger Pacificorp adopted the name of the subsidiary. There were no assets purchased or shares exchanged.

Forward Split

On June 26, 2017 FINRA approved a 6 to 1 forward split, all numbers reflected in the Financial Statements account for the forward split and have been retroactively adjusted.